General	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General

Note 1 - General

a.

My Size, Inc. is developing unique measurement technologies based on algorithms with applications in a variety of areas, from the apparel e-commerce market to the courier services market and to the Do It Yourself smartphone and tablet apps market. The technology is driven by proprietary algorithms which are able to calculate and record measurements in a variety of novel ways.

Following the acquisition of Orgad International Marketing Ltd. (“Orgad”) in February 2022 (see note 6), the Company also operates an omnichannel e-commerce platform.

The Company has five subsidiaries, My Size Israel 2014 Ltd (“My Size Israel”), Topspin Medical (Israel) Ltd., and Orgad all of which are incorporated in Israel, and My Size LLC which was incorporated in the Russian Federation and Naiz Bespoke Technologies, S.L., a limited liability company incorporated under the laws of Spain (see note 9). References to the Company include the subsidiaries unless the context indicates otherwise.

b.

During the nine-month period ended September 30, 2022, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $51,121. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Based on the projected cash flows and cash balances as of September 30, 2022, management is of the opinion that its existing cash will be sufficient to fund operations for a period less than 12 months. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include the continued commercialization of the Company’s products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. If the Company is unsuccessful in commercializing its products and securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

c.	In late 2019, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it spread globally. Many countries around the world, including Israel, have from time to time implemented significant governmental measures to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of business. While the COVID-19 pandemic did not materially adversely affect the Company’s consolidated financial results and operations during the three and nine months ended September 30, 2022, the COVID-19 pandemic affected the Company’s operations in 2020 and 2021. The pandemic may continue to have an impact on the Company’s business, operations, and financial results and conditions, directly and indirectly, including, without limitation, impacts on the health of the Company’s management and employees, its operations, marketing and sales activities, and on the overall economy. The extent to which COVID-19 impacts the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain COVID-19 or treat its impact.

NOTE 1 -	GENERAL

a.

My Size, Inc. is developing unique measurement technologies based on algorithms with applications in a variety of areas, from the apparel e-commerce market, to the courier services market and to the Do It Yourself (“DIY”) smartphone and tablet apps market. The technology is driven by proprietary algorithms, which are able to calculate and record measurements in a variety of novel ways.

The Company has three subsidiaries, My Size Israel 2014 Ltd. (“My Size Israel”) and Topspin Medical (Israel) Ltd., both of which are incorporated in Israel and My Size LLC which was incorporated in Russian Federation. References to the Company include the subsidiaries unless the context indicates otherwise.

My Size, Inc., was incorporated and commenced operations in September 1999, as Topspin Medical Inc. (“Topspin”), a private company registered in the State of Delaware. In December 2013, the Company changed its name to Knowledgetree Ventures Inc. Subsequently, in February 2014, the Company changed its name to My Size, Inc. Topspin was engaged, through its Israeli subsidiary, in research and development in the field of cardiology and urology.

Since September 1, 2005, the Company has traded on the Tel Aviv Stock Exchange (“TASE”).

Between 2007 and 2012 the Company reported as a public company with the U.S. Securities and Exchange Commission (the “SEC”). In August 2012, the Company suspended its reporting obligations under Section 13(a) and 15(d) of the Securities Exchange Act of 1934. In mid-2015, the Company resumed reporting as a public company.

b.	On January 9, 2014, at the Company’s general meeting of shareholders, its shareholders approved an engagement with one of the Company’s investors (the “Seller”) for the purchase of rights in a Venture (the “Venture”), including the rights to the method and the certain patent application that had been filed by the Seller (the “Assets”). The Venture relates to the development of technologies and applications which will assist the consumer to take his or her body measurements accurately using a mobile device to ensure the purchase of clothing with the best possible fit without the need to try them on.

In February 2014, the Company established a wholly owned subsidiary, My Size (Israel) 2014 Ltd., a company registered in Israel, which is currently engaged in the development of the Venture described above.

In return for purchasing an interest in the Venture, the Company undertook to pay the Seller 18% of the Company’s operating profit, direct or indirect, connected to the Venture for a period of seven years starting from the end of the Venture’s development period.

As part of the agreement, the Seller received an option to buy back the Assets for consideration which will reflect the market fair value at that time, on the occurrence of the following events: a) if a motion is filed to liquidate the Company; b) if seven years after signing the agreement, the Company’s total accumulated revenues, direct or indirect, from the Venture or the commercialization of the patent will be lower than NIS 3.6 million.

In such an event, Seller may repurchase the interest in the Venture at a market price to be determined by an independent third party valuation consultant, who shall be chosen by agreement by the parties, and the audit committee shall conduct the negotiations on behalf of the Company to determine the identity of the consultant.

On May 26, 2021, the Company, My Size Israel and Shoshana Zigdon entered into an Amendment to Purchase Agreement (the “Amendment”) which made certain amendments to a Purchase Agreement between the parties dated February 16, 2014 (the “Purchase Agreement”). Pursuant to the Amendment, Ms. Zigdon agreed to irrevocably waive the right to repurchase certain assets related to the collection of data for measurement purposes that My Size Israel acquired from Ms. Zigdon under the Purchase Agreement and upon which the Company’s business is substantially dependent, and all past, present and future rights in any of the intellectual property rights sold, transferred and assigned to My Size Israel under the Purchase Agreement and any modifications, amendments or improvements made thereto, including, without limitation, any compensation, reward or any rights to royalties or to receive any payment or other consideration whatsoever in connection with such intellectual property rights (the “Waiver”). In consideration of the Waiver, the Company issued 100,000 shares of common stock to Ms. Zigdon in a private placement.

MY SIZE, INC. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data and per share data)

NOTE 1 -	GENERAL (Cont.)

c.	On July 25, 2016, the Company’s common stock began publicly trading on the Nasdaq Capital Market under the symbol “MYSZ”. The Company’s shares of common stock are listed both on the Nasdaq Capital Market and TASE.

d.	Since inception, the Company has incurred significant losses and negative cash flows from operations and has an accumulated deficit of $45,191. The Company has financed its operations mainly through fundraising from various investors.

The Company’s management expects that the Company will continue to generate losses and negative cash flows from operations for the foreseeable future. Taking into account the proceeds from warrant exercises and the Company’s financing in October 2021 described in note 10c and 10f below managements believes that cash on hand will be sufficient to meet its obligations. Nevertheless, due to the recent acquisition of Orgad (as described in note 16a below) there is uncertainty regarding the expected cash burn in the foreseeable future, and as such there is substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans include the continued commercialization of the Company’s products and securing sufficient financing through the sale of additional equity securities, debt or capital inflows from strategic partnerships. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. If the Company is unsuccessful in commercializing its products and securing sufficient financing, it may need to cease operations.

The financial statements include no adjustments for measurement or presentation of assets and liabilities, which may be required should the Company fail to operate as a going concern.

e.	The Company operates in one reportable segment and all of its long-lived assets are located in Israel.

f.	In late 2020, a novel strain of COVID-19, also known as coronavirus, was reported in Wuhan, China. While initially the outbreak was largely concentrated in China, it has now spread to Israel and the United States, and infections have been reported globally. Many countries around the world, including in Israel, have significant governmental measures being implemented to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on the conduct of business. These measures have resulted in work stoppages and other disruptions. The Company has implemented remote working and work place protocols for its employees in accordance with government requirements. In addition, while the Company has seen an increased demand for MySizeID, the COVID-19 pandemic has had a particularly adverse impact on the retail industry and this has resulted in an adverse impact on the Company’s marketing and sales activities. The extent to which COVID-19 continues to impact the Company’s operations will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the duration and severity of the outbreak, and the actions that may be required to contain COVID-19 or treat its impact.